Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 1	$ 108,000
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 2	177,064
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 3	258,000
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 4	0
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 5	2,690,000
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 6	1,988,971
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 7	2,392,000
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 8	2,402,345
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 9	(5,448,000)
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 10	(4,568,380)
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 11	0
Deferred Financing Costs Schedule Of Deferred Tax Assets And Liabilities 12	$ 0